Common Stock - Additional Information (Detail) - shares							6 Months Ended
	Jun. 30, 2016	Apr. 08, 2016	Mar. 31, 2016	Mar. 17, 2015	Oct. 14, 2014	Apr. 14, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Forfeited, number of shares		3,200
Effect of diluted shares							376,963	313,226
Unvested, number of shares	375,240						375,240		378,440	223,055
Officers and Employees [Member]
Class of Stock [Line Items]
Granted, number of shares				158,885
Forfeited, number of shares	2,700
April 14, 2014 and October 14, 2014 [Member] | Officers and Employees [Member]
Class of Stock [Line Items]
Granted, number of shares					30,000	197,055
Forfeited, number of shares			8,000